Changes in Significant Accounting Policies (Details 2) - TWD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Investments in equity-accounted investees	$ 6,285,865		$ 5,597,287
Previously stated under IAS 39 [member]
Disclosure of initial application of standards or interpretations [line items]
Investments in equity-accounted investees			$ 5,597,287
Application of IFRS 9 [member]
Disclosure of initial application of standards or interpretations [line items]
Investments in equity-accounted investees		$ 5,597,092
Application of IFRS 9 [member] | Adjustments on initial application of new standards [member]
Disclosure of initial application of standards or interpretations [line items]
Investments in equity-accounted investees		(195)
Application of IFRS 9 [member] | Retrospective application of IFRS 9 by associates accounted for using equity method
Disclosure of initial application of standards or interpretations [line items]
Adjustments To Retained Earnings		0
Adjustments To Other Equity		$ (195)